Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Accounts receivable reserves	$ 1,205	$ 1,357
Accrued liabilities	3,564	10,639
Net operating loss carryforwards	175,569	153,683
Derivative financial instruments	1,770	1,705
Other deferred tax assets	1,911	2,558
Valuation allowance	(129,012)	(86,281)
Total deferred tax assets	55,007	83,661
Intangible assets	(52,161)	(94,962)
Property, plant and equipment	(2,063)	(2,003)
Total deferred tax liabilities	(54,224)	(96,965)
Net deferred tax assets	$ 783
Net deferred tax assets / (liabilities)		$ (13,304)